Fair Value Measurements - Schedule of changes in fair value of warrant liabilities (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Change in fair value of warrant liabilities		$ 2,963,666
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value opening balance
Initial measurement		11,960,000
Change in fair value of warrant liabilities		1,955,000
Fair value ending balance		13,915,000
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value opening balance
Initial measurement		6,230,000
Change in fair value of warrant liabilities		1,008,666
Fair value ending balance		7,238,666
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value opening balance
Initial measurement		18,190,000
Change in fair value of warrant liabilities		2,963,666
Fair value ending balance		$ 21,153,666